Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Deposits and guarantees	€ 702	€ 957
Current loans to third parties	59	832
Current loans to associates	9,977	793
Total other current financial assets	€ 10,738	€ 2,582